United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.):	[] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Steginsky Capital LLC
Address:	47 Hulfish Street
		Princeton NJ  08542

13F File Number:	   028-05811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Andrew Steginsky
Title:		Manager
Phone:		609 252-9980
Signature, Place, and Date of Signing:

	Andrew Steginsky	Princeton, NJ	July 27, 2007

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	June 30, 2007

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	13

Form 13F Information Table Value Total:	$95686
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER INTL GROUP INC            Common           026874107      338     4830 SH       SOLE                     4830
COSTCO WHSL CORP NEW           Common           22160K105     7868   134447 SH       SOLE                    95184
DAKTRONICS INC                 Common           234264109     2806   130631 SH       SOLE                    93902
FASTENAL CO                    Common           311900104     5517   131806 SH       SOLE                    90107
INTEL CORP                     Common           458140100    15886   669157 SH       SOLE                   485081
K SWISS INC CLASS A            Common           482686102     4801   169452 SH       SOLE                   116143
LIFETIME BRANDS     INC        Common           53222Q103     4457   217964 SH       SOLE                   153743
NEWS CORP CL A                 Common           65248E104    18749   883976 SH       SOLE                   655674
NEWS CORP CL B                 Common           652487703     2550   111164 SH       SOLE                    70964
PROGRESSIVE CORP    OHIO       Common           743315103    16344   683008 SH       SOLE                   501051
WACHOVIA CORP NEW              Common           929771103      623    12159 SH       SOLE                    12159
WILEY JOHN & SONS   INC CL A C Common           968223206     9306   192716 SH       SOLE                   131935
WINNEBAGO INDS INC             Common           974637100     6440   218159 SH       SOLE                   153024